Subsequent Events (Details) - Forecast [Member] - CF ACQUISITION CORP VIII [Member] - USD ($) $ / shares in Units, $ in Thousands	Mar. 14, 2023	Mar. 06, 2023	Mar. 15, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Extension loan (in Dollars)			$ 344,781
Public price per share (in Dollars per share)	$ 10.69			$ 10
Held in the trust account (in Dollars)	$ 16,290,945
Minimum [Member]
Subsequent Events [Line Items]
Public price per share (in Dollars per share)	$ 0.04
Maximum [Member]
Subsequent Events [Line Items]
Public price per share (in Dollars per share)	$ 0.24
Class A Common Stock [Member]
Subsequent Events [Line Items]
Shares issued		5,000,000
Shares of restrictions		5,000,000
Common stock, shares issued		8,500,098
Common stock, shares outstanding		8,500,098
Redeemable shares of common stock	1,523,509
Class A Common Stock [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Shares issued		5,537,500
Class B Common Stock [Member]
Subsequent Events [Line Items]
Conversion shares		5,000,000
Common stock, shares issued		1,250,000
Common stock, shares outstanding		1,250,000
Class B Common Stock [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Shares issued		1,228,000